Our operating assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Operating Assets [Abstract]
Consolidated sales revenue by destination and non-current assets other than excluded items	Consolidated sales revenue by destination(a)

	2024%	2023%	2022%	2024 US$m	2023 US$m	2022 US$m
Greater China	57.4	59.6	54.3	30,814	32,193	30,172
US	16.8	13.9	15.9	9,007	7,516	8,823
Asia (excluding Greater China and Japan)	6.9	7.2	7.1	3,718	3,881	3,937
Japan	6.5	6.9	7.4	3,470	3,727	4,091
Europe (excluding UK)	4.8	5.3	6.5	2,580	2,859	3,618
Canada	2.9	2.9	3.1	1,562	1,588	1,743
Australia	2.0	1.7	1.9	1,076	923	1,047
UK	0.3	0.1	0.3	143	81	182
Other countries	2.4	2.4	3.5	1,288	1,273	1,941
Consolidated sales revenue	100	100	100	53,658	54,041	55,554
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
The total of non-current assets other than excluded items is shown by location below(a).

	2024 US$m	2023 US$m
Australia	29,177	31,419
Canada	14,444	15,362
Mongolia	15,244	14,172
US	7,111	7,171
Africa	5,597	3,412
South America	3,704	3,624
Europe (excluding UK)	216	165
UK	109	132
Other countries	1,739	1,254
Total non-current assets other than excluded items	77,341	76,711

Non-current assets excluded from analysis above:
Deferred tax assets	4,016	3,624
Other financial assets	1,090	481
Quasi-equity loans to equity accounted units(a)	5	14
Receivables and other assets	1,214	1,209
Total non-current assets per balance sheet	83,666	82,039
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$4,832 million
(2023: US$4,393 million) which represents the Group’s share of net assets excluding quasi-equity loans shown separately above.